Madison Funds | September 30, 2024

Covered Call & Equity Strategy Fund Portfolio of Investments (unaudited)

	Shares	Value (Note 1,2)
COMMON STOCKS - 81.9%

Communication Services - 4.7%

Alphabet, Inc., Class C (A)	18,500	$3,093,015
Comcast Corp., Class A (A)	31,500	1,315,755
Lumen Technologies, Inc. *	124,000	880,400
T-Mobile U.S., Inc. (A)	7,500	1,547,700
		6,836,870
Consumer Discretionary - 6.6%

Las Vegas Sands Corp. (A)	123,900	6,237,126
Nordstrom, Inc.	156,000	3,508,440
		9,745,566
Consumer Staples - 11.7%

Archer-Daniels-Midland Co.	55,500	3,315,570
Constellation Brands, Inc., Class A (A)	13,000	3,349,970
Dollar Tree, Inc. * (A)	42,500	2,988,600
Hershey Co. (A)	18,000	3,452,040
PepsiCo, Inc. (A)	24,000	4,081,200
		17,187,380
Energy - 10.0%

APA Corp.	133,700	3,270,302
ConocoPhillips	40,000	4,211,200
Matador Resources Co. (A)	65,000	3,212,300
Transocean Ltd. *	940,000	3,995,000
		14,688,802
Financials - 9.0%

Charles Schwab Corp. (A)	35,000	2,268,350
CME Group, Inc. (A)	17,400	3,839,310
PayPal Holdings, Inc. * (A)	51,300	4,002,939
Visa, Inc., Class A (A)	11,000	3,024,450
		13,135,049
Health Care - 14.8%

Abbott Laboratories (A)	27,000	3,078,270
Agilent Technologies, Inc. (A)	25,000	3,712,000
CVS Health Corp. (A)	48,500	3,049,680
Danaher Corp. (A)	9,000	2,502,180
Labcorp Holdings, Inc. (A)	10,000	2,234,800
Medtronic PLC (A)	53,300	4,798,599
Pfizer, Inc. (A)	74,000	2,141,560
Solventum Corp. *	3,125	217,875
		21,734,964
Industrials - 8.7%

Automatic Data Processing, Inc. (A)	8,000	2,213,840
Emerson Electric Co. (A)	21,000	2,296,770
Fastenal Co. (A)	43,000	3,071,060
Honeywell International, Inc. (A)	14,300	2,955,953
United Parcel Service, Inc., Class B (A)	15,800	2,154,172
		12,691,795
Information Technology - 5.8%

Accenture PLC, Class A (A)	11,100	3,923,628
Adobe, Inc. * (A)	4,500	2,330,010
Microchip Technology, Inc. (A)	28,000	2,248,120
		8,501,758

See accompanying Notes to Portfolios of Investments.

Madison Funds | September 30, 2024

Covered Call & Equity Strategy Fund Portfolio of Investments (unaudited)

Materials - 6.8%

Barrick Gold Corp. (A)	244,500	4,863,105
Newmont Corp. (A)	95,000	5,077,750
		9,940,855
Utilities - 3.8%

AES Corp. (A)	234,000	4,694,040
Dominion Energy, Inc. (A)	16,200	936,198
		5,630,238
Total Common Stocks ( Cost $136,802,727 )		120,093,277

SHORT-TERM INVESTMENTS - 25.6%

State Street Institutional U.S. Government Money Market Fund, Premier Class (B), 4.94%	37,518,835	37,518,835

Total Short-Term Investments ( Cost $37,518,835 )		37,518,835

TOTAL INVESTMENTS - 107.5% ( Cost $174,321,562 )		157,612,112

TOTAL CALL & PUT OPTIONS WRITTEN - (2.5%)		(3,664,475)

NET OTHER ASSETS AND LIABILITIES - (5.0%)		(7,330,556)

TOTAL NET ASSETS - 100.0%		$146,617,081

*	Non-income producing.
(A)	All or a portion of these securities' positions, with a value of $100,694,490, represent covers (directly or through conversion rights) for outstanding options written.
(B)	7-day yield.
PLC	Public Limited Company.

See accompanying Notes to Portfolios of Investments.

Madison Funds | September 30, 2024

Covered Call & Equity Strategy Fund Portfolio of Investments (unaudited)

Written Option Contracts Outstanding at September 30, 2024

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Call Options Written
Abbott Laboratories	$120.00	12/20/24	(270)	$(3,240,000)	$(65,610)	$(63,347)	$(2,263)
Accenture PLC, Class A	340.00	10/18/24	(71)	(2,414,000)	(109,340)	(64,542)	(44,798)
Accenture PLC, Class A	350.00	11/15/24	(40)	(1,400,000)	(46,800)	(29,145)	(17,655)
Adobe, Inc.	530.00	11/15/24	(45)	(2,385,000)	(66,488)	(62,502)	(3,986)
AES Corp.	20.00	11/15/24	(1,170)	(2,340,000)	(137,475)	(57,765)	(79,710)
AES Corp.	21.00	11/15/24	(1,170)	(2,457,000)	(87,750)	(69,346)	(18,404)
Agilent Technologies, Inc.	150.00	11/15/24	(70)	(1,050,000)	(34,650)	(27,227)	(7,423)
Agilent Technologies, Inc.	150.00	12/20/24	(180)	(2,700,000)	(134,100)	(59,863)	(74,237)
Alphabet, Inc., Class C	175.00	11/15/24	(185)	(3,237,500)	(82,788)	(61,083)	(21,705)
Automatic Data Processing, Inc.	290.00	1/17/25	(80)	(2,320,000)	(54,800)	(49,214)	(5,586)
Barrick Gold Corp.	22.00	10/18/24	(1,225)	(2,695,000)	(13,475)	(51,869)	38,394
Barrick Gold Corp.	23.00	12/20/24	(1,220)	(2,806,000)	(46,360)	(57,304)	10,944
Charles Schwab Corp.	67.50	10/18/24	(350)	(2,362,500)	(47,250)	(59,506)	12,256
CME Group, Inc.	220.00	12/20/24	(174)	(3,828,000)	(153,120)	(90,727)	(62,393)
Comcast Corp., Class A	42.50	11/15/24	(315)	(1,338,750)	(49,612)	(26,135)	(23,477)
Constellation Brands, Inc., Class A	255.00	10/18/24	(90)	(2,295,000)	(69,300)	(45,806)	(23,494)
Constellation Brands, Inc., Class A	260.00	11/15/24	(40)	(1,040,000)	(32,000)	(28,758)	(3,242)
CVS Health Corp.	67.50	10/18/24	(240)	(1,620,000)	(12,000)	(37,034)	25,034
CVS Health Corp.	65.00	11/15/24	(245)	(1,592,500)	(62,107)	(39,648)	(22,459)
Danaher Corp.	260.00	10/18/24	(90)	(2,340,000)	(169,650)	(65,606)	(104,044)
Dollar Tree, Inc.	95.00	10/18/24	(260)	(2,470,000)	(1,560)	(72,651)	71,091
Dollar Tree, Inc.	80.00	11/15/24	(37)	(296,000)	(5,069)	(6,993)	1,924
Dominion Energy, Inc.	52.50	10/18/24	(162)	(850,500)	(105,300)	(13,637)	(91,663)
Emerson Electric Co.	115.00	12/20/24	(210)	(2,415,000)	(54,600)	(59,548)	4,948
Fastenal Co.	70.00	11/15/24	(245)	(1,715,000)	(89,425)	(35,454)	(53,971)
Fastenal Co.	72.50	11/15/24	(185)	(1,341,250)	(42,550)	(30,334)	(12,216)
Hershey Co.	210.00	11/15/24	(110)	(2,310,000)	(12,375)	(58,185)	45,810
Hershey Co.	200.00	12/20/24	(70)	(1,400,000)	(33,250)	(39,827)	6,577
Honeywell International, Inc.	210.00	12/20/24	(143)	(3,003,000)	(93,665)	(101,100)	7,435
Labcorp Holdings, Inc.	230.00	11/15/24	(100)	(2,300,000)	(53,000)	(49,446)	(3,554)
Las Vegas Sands Corp.	45.00	12/20/24	(620)	(2,790,000)	(426,250)	(64,461)	(361,789)
Las Vegas Sands Corp.	47.50	12/20/24	(619)	(2,940,250)	(320,333)	(64,951)	(255,382)
Matador Resources Co.	60.00	12/20/24	(510)	(3,060,000)	(39,525)	(60,674)	21,149
Medtronic PLC	92.50	12/20/24	(533)	(4,930,250)	(135,116)	(112,072)	(23,044)
Microchip Technology, Inc.	85.00	11/15/24	(280)	(2,380,000)	(84,700)	(83,710)	(990)
Newmont Corp.	55.00	10/18/24	(950)	(5,225,000)	(88,825)	(113,676)	24,851
PayPal Holdings, Inc.	75.00	11/15/24	(513)	(3,847,500)	(336,015)	(150,742)	(185,273)
PepsiCo, Inc.	175.00	10/18/24	(180)	(3,150,000)	(25,650)	(56,739)	31,089
PepsiCo, Inc.	175.00	12/20/24	(60)	(1,050,000)	(23,250)	(24,838)	1,588
Pfizer, Inc.	32.00	12/20/24	(740)	(2,368,000)	(25,160)	(50,298)	25,138
T-Mobile U.S., Inc.	210.00	11/15/24	(75)	(1,575,000)	(42,562)	(37,663)	(4,899)
United Parcel Service, Inc., Class B	140.00	11/15/24	(158)	(2,212,000)	(75,445)	(41,098)	(34,347)
Visa, Inc., Class A	285.00	12/20/24	(110)	(3,135,000)	(76,175)	(64,244)	(11,931)
Total Call Options Written					$(3,664,475)	$(2,438,768)	$(1,225,707)
Total Options Written, at Value					$(3,664,475)	$(2,438,768)	$(1,225,707)

See accompanying Notes to Portfolios of Investments.

MCN | Madison Covered Call & Equity Strategy Fund | September 30, 2024
Notes to Portfolio of Investments (unaudited)

1. Portfolio Valuation: Madison Covered Call & Equity Strategy Fund (the “Fund”) values securities traded on a national securities exchange are valued at their closing sale price, except for securities traded on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”), which are valued at the NASDAQ official closing price (“NOCP”). If no sale occurs, equities traded on a U.S. exchange or on NASDAQ are valued at the bid price. Options are valued at the mean between the best bid and best ask price across all option exchanges. Debt securities having maturities of 60 days or less are valued at amortized cost, which approximates market value. Debt securities having longer maturities are valued on the basis of the last available bid prices or current market quotations provided by dealers or pricing services approved by the Fund. Mutual funds are valued at their net asset value (“NAV”). Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures approved by the Board of Trustees.

At times, the Fund maintains cash balances at financial institutions in excess of federally insured limits. The Fund monitors this credit risk and has not experienced any losses related to this risk.

2. Fair Value Measurements: The Fund has adopted Financial Accounting Standards Board (the “FASB”) applicable guidance on fair value measurements. Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data “inputs” and minimize the use of unobservable “inputs” and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

●	Level 1 - unadjusted quoted prices in active markets for identical investments

●	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data, etc.)

●	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value for the period ended September 30, 2024, maximized the use of observable inputs and minimized the use of unobservable inputs.

There were no transfers between classification levels during the period ended September 30, 2024. As of and during the period ended September 30, 2024, the Fund did not hold securities deemed as Level 3 securities.

The following is a summary of the inputs used as of September 30, 2024, in valuing the Fund’s investments carried at fair value:

Description	Level 1	Level 2	Level 3	Value at 9/30/24
Assets:1
Common Stocks	$120,093,277	$—	$—	$120,093,277
Short-Term Investments	37,518,835	—	—	37,518,835
	$157,612,112	$—	$—	$157,612,112
Liabilities:[1]
Options Written	$(3,664,475)	$—	$—	$(3,664,475)

1 Please see the Portfolio of Investments for a listing of all securities within each category.

Derivatives: The FASB issued guidance intended to enhance financial statement disclosure for derivative instruments and enable investors to understand: a) how and why a fund uses derivative investments, b) how derivative instruments are accounted for, and c) how derivative instruments affect a fund’s financial position, and results of operations.

The following table presents the types of derivatives in the Fund and their effect:

Statement of Asset & Liability Presentation of Fair Values of Derivative Instruments
	Asset Derivatives		Liability Derivatives
Derivatives accounted for as hedging instruments	Statement of Assets and Liabilities Location	Fair Value	Statement Assets and Liabilities Location	Fair Value
Equity	Options purchased	$—	Options written	$(3,664,475)

4